Exhibit 99.1

Payment Date:	03/22/2016	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	03/22/2016

Note Payment Detail
in Dollars

					Principal	Interest
			Original Face	Beginning	Payment	Payment		Ending
Class	CUSIP	Interest Rate	Value	Class Balance	Amount	Total	Total	Class Balance

Class A-1	36830N AA7	0.23000%	120,900,000.00	0.00	0.00	0.00	0.00	0.00
Class A-2	36830N AB5	0.64000%	132,000,000.00	0.00	0.00	0.00	0.00	0.00
Class A-3	36830N AC3	0.95000%	132,000,000.00	23,073,574.74	23,073,574.74	18,266.58	23,091,841.32	0.00
Class A-4	36830N AD1	1.39000%	54,800,000.00	54,800,000.00	54,800,000.00	63,476.67	54,863,476.67	0.00
Class B	36830N AE9	1.78000%	7,150,000.00	7,150,000.00	7,150,000.00	10,605.83	7,160,605.83	0.00

TOTALS			446,850,000.00	85,023,574.74	85,023,574.74	92,349.08	85,115,923.82	0.00

Factor Information per $1,000 of Original Face Value

		Beginning Principal				Ending Principal
Class	CUSIP	Factor	Principal	Interest	Total	Factor

Class A-1	36830N AA7	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
Class A-2	36830N AB5	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
Class A-3	36830N AC3	174.7998086	174.7998086	0.1383832	174.9381918	0.0000000
Class A-4	36830N AD1	1000.0000000	1000.0000000	1.1583334	1,001.1583334	0.0000000
Class B	36830N AE9	1000.0000000	1000.0000000	1.4833329	1,001.4833329	0.0000000

TOTALS		190.2731895	190.2731895	0.2066668	190.4798564	0.0000000

Factor Information per $1,000 of Original Face Value - Fees
Servicing Fee	0.1157692
Servicer Advances	0.0000000
Administration Fees	0.0005595

Authorized Signatory

1

Payment Date:	03/22/2016	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	03/22/2016

Funding of the Collection Account

Available Amounts:

(1)	Principal Payments Received on Loans	4,239,048.11

(2)	Interest Payments Received on Loans	419,452.66

(3)	Payments Received on Leases	3,643,819.46

(4)	Recoveries	0.00

(5)	Purchase Amount of Receivables and related equipment that became Purchased Assets in the current Collection Period pursuant to Section 7.2(b) of the Receivables Purchase and Sale Agreement or Section 2.1 and Section 3.1 of the Limited Removal and Clean-up Call Agreement	171,565,000.00

(6)	Investment Earnings	3,295.15

(7)	Servicer Advances	0.00

(8)	Available Amounts	179,870,615.38

(9)	Draws on the Reserve Account	0.00

(10)	Total Cash Available in the Collection Account	179,870,615.38

2

Payment Date:	03/22/2016	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	03/22/2016

Permitted Withdrawals from Collection Account

	Total Cash Available in the Collection Acccount		179,870,615.38

(i)	Amounts deposited in error		0.00

(ii)	Servicing Fee
	Previously accrued but unpaid	0.00
	Current period accrued	51,731.45
	Total amount due	51,731.45
	Total amount paid	51,731.45
	Closing accrued but unpaid	0.00
	Total Servicing Fee Paid		51,731.45

(iii)	Reimbursement of Servicing Advances		0.00
	Total of Permitted Withdrawals		51,731.45

	Total funds in the Note Distribution Account available for distribution		179,818,883.93

3

Payment Date:	03/22/2016	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	03/22/2016

Payments from the Note Distribution Account

1.	Trustee Fees and Expenses Paid	525.00

2.	Administration Fee Paid	250.00

3.	Class A Note Interest Payment	81,743.25

4.	Class A Note Principal where Class A Note balance exceeds Aggregate Receivable Value	0.00

5.	Class B Note Interest Payment	10,605.83

6.	Principal Payments on the Notes
	(i) Class A Note Principal	77,873,574.74
	(ii) Class B Note Principal	7,150,000.00

7.	50% of Excess Spread Amount as Principal on Notes	0.00

8.	Deposit to the Reserve Account, if any	0.00

9.	Previously unpaid trustee fees and expenses	0.00

10.	Released to Issuer	94,702,185.11

4

Payment Date:	03/22/2016	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	03/22/2016

Note Interest Payment Amounts

Class A-1 Interest Payment Amount

Interest Payment Due	0.00
Interest Due Paid	0.00
Cumulative Interest Shortfall Amount	0.00

Class A-2 Interest Payment Amount

Interest Payment Due	0.00
Interest Due Paid	0.00
Cumulative Interest Shortfall Amount	0.00

Class A-3 Interest Payment Amount

Interest Payment Due	18,266.58
Interest Due Paid	18,266.58
Cumulative Interest Shortfall Amount	0.00

Class A-4 Interest Payment Amount

Interest Payment Due	63,476.67
Interest Due Paid	63,476.67
Cumulative Interest Shortfall Amount	0.00

Class B Interest Payment Amount

Interest Payment Due	10,605.83
Interest Due Paid	10,605.83
Cumulative Interest Shortfall Amount	0.00

5

Payment Date:	03/22/2016	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	03/22/2016

Note Principal Payment Amounts

Class A-1 Principal Payment Amount
Class A-1 Principal Due	0.00
Class A-1 Principal Paid	0.00
Class A-1 Reallocated Principal Paid	0.00
Class A-1 Turbo Principal Paid	0.00
Class A-1 Total Principal Payment Amount		0.00

Class A-2 Principal Payment Amount
Class A-2 Principal Due	0.00
Class A-2 Principal Paid	0.00
Class A-2 Reallocated Principal Paid	0.00
Class A-2 Turbo Principal Paid	0.00
Class A-2 Total Principal Payment Amount		0.00

Class A-3 Principal Payment Amount
Class A-3 Principal Due	23,073,574.74
Class A-3 Principal Paid	23,073,574.74
Class A-3 Reallocated Principal Paid	0.00
Class A-3 Turbo Principal Paid	0.00
Class A-3 Total Principal Payment Amount		23,073,574.74

Class A-4 Principal Payment Amount
Class A-4 Principal Due	54,800,000.00
Class A-4 Principal Paid	54,800,000.00
Class A-4 Reallocated Principal Paid	0.00
Class A-4 Turbo Principal Paid	0.00
Class A-4 Total Principal Payment Amount		54,800,000.00

Class B Principal Payment Amount
Class B Principal Due	7,150,000.00
Class B Principal Paid	7,150,000.00

Class B Turbo Principal Paid	0.00
Class B Total Principal Payment Amount		7,150,000.00

6

Payment Date:	03/22/2016	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	03/22/2016

Reserve Account

			% of	% of
			Current Balance	Original Balance

Initial Reserve Account Deposit		6,480,117.59	N/A	1.25%

Required Reserve Account Amount

Initial Aggregate Receivable Value	518,409,407.25

Required Reserve Account Amount		10,368,188.15	N/A	2.00%

Opening Reserve Account Balance		10,368,188.15	N/A	2.00%
Withdrawals from the Reserve Account		0.00	N/A	0.00%
Available Reserve Account Amount		10,368,188.15	N/A	2.00%

Deposits to the Reserve Account		0.00	N/A	0.00%

Releases from the Reserve Account		10,368,188.15	N/A	2.00%

Ending Reserve Account Balance		0.00	N/A	0.00%

Ending Reserve Account Deficiency		0.00	N/A	0.00%

Please note Reserve Account Investment Earnings of 1,615.87 have been deposited into Collections

7

Payment Date:	03/22/2016	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	03/22/2016

Collateral Activity

Beginning Aggregate Receivable Value	177,364,967.04	Overcollateralization:
Principal Collections on Loans	4,239,048.11	Ending Aggregate Receivable Value	0.00
Lease Value Payments	3,001,818.03	Ending Outstanding Principal Balance of Notes	0.00
Gross Charge-offs	16,987.33	Ending Overcollateralization Amount	0.00
Total Repurchased Contracts Pursuant to Clean up Call	169,639,563.58
Adjustments	467,549.99
Ending Aggregate Receivable Balance	0.00

Residual Realization

Current Month		Cumulative
Book Residual	922,987.64	Book Residual	15,926,319.67
Residual Realization	1,043,039.52	Residual Realization	19,139,971.21
Residual Realization Percentage	113.01%	Residual Realization Percentage	120.18%

Aging Summary

	Number of Accounts	Aggregate Receivable Value
0 - 30 Days Past Due	0	0.00
31 - 60 Days Past Due	0	0.00
61 - 90 Days Past Due	0	0.00
91 - 120 Days Past Due	0	0.00
121 - 150 Days Past Due	0	0.00
151 - 180 Days Past Due	0	0.00
181 or more Days Past Due	0	0.00
Total	0	0.00

Other Pool Activity

	Beginning	Current Period	Cumulative	Cumulative %
Defaulted Receivables (at the time receivables became defaulted)	4,352,980.59	143,679.05	4,496,659.64	0.8674%

Charge-offs	1,741,527.86	16,987.33	1,758,515.19	0.3392%

Recoveries	214,525.17	0.00	214,525.17	0.0414%

8

Payment Date:	03/22/2016	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	03/22/2016

Historical Detail

Aging Summary

Payment		31-60 Days		61-90 Days		91-120 Days		121-150 Days		151-180 Days		181 + Days		Total
Date	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance

	0		0		0		0		0		0		0
03/22/2016
		0.00		0.00		0.00		0.00		0.00		0.00		0.00

	22		14		1		0		1		3		41
02/22/2016
		880,788.10		403,297.54		23,069.28		0.00		27,076.60		358,116.26		1,692,347.78

	27		2		1		0		1		3		34
01/22/2016
		1,753,859.60		66,502.40		46,869.58		0.00		143,917.79		243,175.07		2,254,324.44

	28		2		0		1		3		2		36
12/22/2015
		1,147,712.32		64,319.59		0.00		143,917.79		273,579.80		32,000.95		1,661,530.45

	24		4		2		3		1		2		36
11/23/2015
		2,671,252.96		130,473.95		152,482.59		273,579.80		19,724.44		137,642.29		3,385,156.03

	24		1		3		2		0		3		33
10/22/2015
		760,014.60		143,917.79		273,579.80		26,659.13		0.00		209,299.51		1,413,470.83

	16		14		3		0		0		3		36
09/22/2015
		636,071.69		1,583,789.05		53,150.31		0.00		0.00		211,419.05		2,484,430.10

	33		3		1		0		0		5		42
08/24/2015
		1,305,717.17		142,334.54		145,324.04		0.00		0.00		279,969.08		1,873,344.83

	22		3		2		0		0		5		32
07/22/2015
		895,408.10		186,169.63		71,421.60		0.00		0.00		282,088.57		1,435,087.90

	25		2		4		1		0		6		38
06/22/2015
		1,035,379.31		48,794.99		213,677.66		21,547.35		0.00		320,499.99		1,639,899.30

	22		5		2		0		2		5		36
05/22/2015
		1,904,776.09		353,962.69		55,179.25		0.00		43,829.75		296,939.01		2,654,686.79

	28		7		2		2		1		4		44
04/22/2015
		1,107,366.60		379,766.88		67,926.46		43,829.75		45,474.85		251,464.16		1,895,828.70

9

Payment Date:	03/22/2016	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	03/22/2016

Historical Detail

Performance Data

Payment	Defaulted	Charge-offs	Recoveries	Repurchased	Aggregate	Ending	Lifetime
Date	Receivables			Amounts	Receivable Value	Overcollateralization	CPR

03/22/2016	4,496,659.64	1,758,515.19	214,525.17	8,210,040.32	0.00	0.00	8.98%

02/22/2016	4,352,980.59	1,741,527.86	214,525.17	8,210,040.32	177,364,967.04	92,341,392.30	9.17%

01/22/2016	4,352,980.59	1,741,527.86	214,450.17	8,210,040.32	185,265,017.02	91,770,845.18	9.44%

12/22/2015	4,292,694.40	1,618,861.70	195,430.65	8,207,608.15	197,413,571.12	91,520,769.82	8.87%

11/23/2015	4,279,760.66	1,571,460.98	195,430.65	8,207,608.15	205,995,218.51	91,043,542.10	9.51%

10/22/2015	4,123,902.57	1,408,779.87	177,969.96	8,207,608.15	214,661,584.08	90,706,344.97	9.75%

09/22/2015	4,123,902.57	1,412,300.98	177,969.96	8,207,608.15	223,031,403.65	90,223,658.05	10.18%

08/24/2015	3,776,748.14	1,403,057.92	177,969.96	8,207,608.15	232,448,689.82	89,777,905.40	10.41%

07/22/2015	3,747,044.77	1,377,657.04	177,969.96	8,207,608.15	248,998,121.87	89,197,870.77	9.16%

- Values above represent cumulative amounts as of the corresponding Payment Date

10

Payment Date:	03/22/2016	GE Equipment Midticket LLC
Closing Date:	09/25/2013	SERIES 2013_1
Next Payment Date:	N/A	STATEMENT TO NOTEHOLDERS
Final Payment Date:	03/22/2016

Repurchases

	Repurchase Date	Account Number	Purchase Price
Purchase Amount of Receivables and related equipment determined by Issuer to be ineligible in accordance with 7.2(b) of the Receivables Purchase and Sale Agreement	09/30/2013	V8736067001	5,532,061.59

	03/31/2015	V3695992003	2,675,546.56

	12/31/2015	V8752467001	2,432.17

Cumulative Repurchase Amount			8,210,040.32

11

Aging Summary By Asset Type

GE Equipment Mid Ticket, L.L.C., Series 2013-1

March 22, 2016

	Aggregate Receivable Value	Nbr Of Accounts	% of Aggregate Receivable Value
Current	-	-	-
1 to 30 Past Due	-	-	-
31 to 60 Past Due	-	-	-
61 to 90 Days Delinquent	-	-	-
91 to 120 Days Delinquent	-	-	-
121 to 150 Days Delinquent	-	-	-
151 to 180 Days Delinquent	-	-	-
181 Days Plus Delinquent	-	-	-

Asset Aging Detail	Page 1 of 3	3/28/2016

Loss & Recovery Detail
GE Equipment Mid Ticket, L.L.C., Series 2013-1
March 22, 2016

Pool Aggregate Net Loss Statistics	Amount	Nbr of Accounts
Cumulative:
Gross Charge Offs	2,033,283.43	59
Net Charge Offs	1,758,515.19	59
Recoveries	214,525.17	7
Net Loss	1,543,990.02	59
Defaulted Receivable Balance	4,496,659.64	64

Current Period:
Gross Charge Offs	16,987.33	1
Net Charge Offs	16,987.33	1
Recoveries	-	-
Defaulted Receivable Balance	143,679.05	1

Average Aggregate Receivable Value:	319,197,620.52	4,288
Aggregate Net Loss Ratio:	0.48%

Average Loss Statistics For Assets Incurring a Loss	Amount	Avg. Loss Rate
Average Gross Chargeoff	31,770.05	45.22%
Average Net Charge Off	27,476.80	39.11%
Average Recovery	3,351.96	4.77%
Average Net Loss	24,124.84	34.34%

Average Receivable Value at the time of Loss or Default	70,260.31

Asset Loss and Recovery Detail	Page 2 of 3	3/28/2016

Defined Terms

Defaulted Receivable: means a receivable with respect to which the related equipment has been repossessed or any portion of the Loan or Lease value is deemed uncollectible (charged off).

Cumulative Gross Chargeoff - Equals the Cumulative credit charge offs of the aggregate Loan or Lease receivable balance at the time the Loan or Lease becomes defaulted, plus any additional losses on the sale of repossessed equipment.

Cumulative Net Chargeoff - Equals the Cumulative Gross Charge off, less any gains on sale from the remarketing of repossessed equipment.

Cumulative Recovery: Collections on defaulted accounts which were written off in a prior period (other than the disposition).

Cumulative Net Loss: Equals the Cumulative Net Chargeoff, less any Cumulative Recoveries.

Charge Off Rate: The ratio of the Gross Charge Off amount over the Aggregate Receivable Balance of the Loan or Lease at the time the Asset was Defaulted.

Average Loss Rate: Average Loss Rate on all assets in the pool that experience a charge off. Average amount charged off divided by the the average receivable value at the time of Default.

Average Net Loss on all assets that have experienced a Net Loss: Cumulative Net Loss divided by the total number of assets that experienced a Net Loss.

Ratio of Aggregate Net Loss: Equals the Cumulative Net Loss amount divided by the Average Aggregate Receivable Value of the pool.

Average Aggregate Receivable Value: Equals the sum of the Ending Aggregate Receivable Balance for each settlement prior to this period's settlement date divided by the total number of settlement periods prior to and the the current settlement period.

Definitions	Page 3 of 3	3/28/2016